GuidePath® Multi-Asset Income Allocation Fund
Schedule of Investments (Unaudited)
December 31, 2019

Number of Shares		Value
	INVESTMENT COMPANIES - 98.69%
	Exchange Traded Funds - 81.86%
107,101	Global X MLP ETF	$843,956
225,513	Global X US Preferred ETF (a)	5,644,590
227,594	iShares 0-5 Year High Yield Corporate Bond ETF (a)	10,567,189
11,941	iShares 7-10 Year Treasury Bond ETF	1,316,137
36,809	iShares 20+ Year Treasury Bond ETF (a)	4,986,883
43,543	iShares Currency Hedged MSCI Eurozone ETF (a)	1,383,797
153,154	iShares Emerging Markets Dividend ETF (a)	6,221,115
16,591	iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	2,122,984
62,825	iShares MBS ETF	6,788,870
83,702	iShares Preferred & Income Securities ETF (a)	3,146,358
128,372	SPDR Portfolio Aggregate Bond ETF (a)	3,771,569
81,152	SPDR Portfolio Long Term Corporate Bond ETF	2,443,487
776,790	SPDR Portfolio S&P 500 High Dividend ETF	30,652,133
29,093	SPDR Portfolio Short Term Corporate Bond ETF	897,228
19,940	SPDR S&P Global Dividend ETF (a)	1,424,605
31,739	SPDR S&P Global Infrastructure ETF (a)	1,746,915
45,445	Vanguard Emerging Markets Government Bond ETF	3,699,677
19,286	Vanguard Global ex-U.S. Real Estate ETF	1,139,610
29,512	Vanguard Intermediate-Term Corporate Bond ETF	2,695,331
237,177	Vanguard International High Dividend Yield ETF (a)	15,153,239
28,630	Vanguard Real Estate ETF (a)	2,656,578
2,882	Vanguard S&P 500 ETF	852,496
148,137	WisdomTree U.S. SmallCap Dividend Fund (a)	4,248,569
		114,403,316
	Mutual Funds - 16.83%
182,898	BlackRock Strategic Income Opportunities Portfolio	1,823,497
281,435	Loomis Sayles Global Allocation Fund	6,968,337
830,842	T. Rowe Price Institutional Floating Rate Fund	8,217,026
1,092,241	Vanguard High-Yield Corporate Fund	6,509,756
		23,518,616
	Total Investment Companies (Cost $128,505,093)	137,921,932

	SHORT TERM INVESTMENTS - 0.45%
	Money Market Funds - 0.45%
635,142	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 1.55% (b)	635,142
	Total Short Term Investments (Cost $635,142)	635,142

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 22.90%
31,996,851	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 1.80% (b)	31,996,851
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $31,996,851)	31,996,851

	Total Investments (Cost $161,137,086) - 122.04%	170,553,925
	Liabilities in Excess of Other Assets - (22.04)%	(30,802,148)
	TOTAL NET ASSETS - 100.00%	$139,751,777

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2019.